Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 439	$ 540	$ 578	$ 560	$ 621	$ 748
Restricted cash	15	15		15
Accounts receivable, less allowance for doubtful accounts of $75 million at March 31, 2013 and $74 million at December 31, 2012	775	1,055		1,020
Inventories	935	909		906
Deferred income taxes	155	151		138
Prepaid expenses	50	53		54
Total current assets	2,369	2,723		2,693
Noncurrent assets:
Property, plant and equipment, net of accumulated depreciation of $857 million at March 31, 2013 and $866 million at December 31, 2012	1,084	1,131		1,084
Cable and satellite television distribution rights, net	722	764		905
Goodwill	5,179	5,234		5,239	5,247
Other intangible assets, net	3,461	3,509		3,624
Other noncurrent assets	83	77		25
Total assets	12,898	13,438		13,570
Current liabilities:
Current portion of debt and capital lease obligations	11	12		10
Accounts payable-trade	422	566		491
Accrued liabilities	754	955		817
Total current liabilities	1,187	1,533		1,318
Noncurrent liabilities:
Long-term portion of debt and capital lease obligations	3,585	3,465		2,480
Deferred compensation	11	12		11
Deferred income taxes	1,367	1,410		1,534
Other long-term liabilities	158	184		208
Total liabilities	6,308	6,604		5,551
QVC, Inc. shareholder's equity:
Common stock, $0.01 par value	0	0		0
Additional paid-in capital	6,676	6,665		6,644
Accumulated deficit	(312)	(161)		1,052
Accumulated other comprehensive income	108	186	217	194
Total QVC, Inc. shareholder's equity	6,472	6,690		7,890
Noncontrolling interest	118	144		129
Total equity	6,590	6,834		8,019	7,654	7,228
Total liabilities and equity	$ 12,898	$ 13,438		$ 13,570